JOHNSON MUTUAL FUNDS

-------------------------------------------------------------------------------
ANNUAL REPORT DATED                                           DECEMBER 31, 1995
-------------------------------------------------------------------------------

/ /   JOHNSON GROWTH FUND

/ /   JOHNSON OPPORTUNITY FUND

/ /   JOHNSON FIXED INCOME FUND

/ /   JOHNSON MUNICIPAL INCOME FUND




                                               ---------------------------------
                                                      INVESTMENT ADVISER:

                                                JOHNSON INVESTMENT COUNSEL, INC.
                                                       5556 CHEVIOT ROAD
                                                     CINCINNATI, OHIO 45247

-------------------------------------------------------------------------------
TABLE OF CONTENTS                                             DECEMBER 31, 1995
-------------------------------------------------------------------------------


   Our Message to You. . . . . . . . . . . . . . . . . . . . . . . .    1
   PERFORMANCE REVIEW AND MANAGEMENT DISCUSSION
       Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . .    2
       Opportunity Fund. . . . . . . . . . . . . . . . . . . . . . .    3
       Fixed Income Fund . . . . . . . . . . . . . . . . . . . . . .    4
       Municipal Income Fund . . . . . . . . . . . . . . . . . . . .    5
   PORTFOLIO OF INVESTMENTS
       Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . .    6 - 8
       Opportunity Fund. . . . . . . . . . . . . . . . . . . . . . .    9 - 11
       Fixed Income Fund . . . . . . . . . . . . . . . . . . . . . .    12 - 14
       Municipal Income Fund . . . . . . . . . . . . . . . . . . . .    15 - 17
   Statement of Assets and Liabilities . . . . . . . . . . . . . . .    18
   Statement of Operations . . . . . . . . . . . . . . . . . . . . .    19
   Statement of Changes in Net Assets
       Stock Funds . . . . . . . . . . . . . . . . . . . . . . . . .    20
       Bond Funds. . . . . . . . . . . . . . . . . . . . . . . . . .    21
   FINANCIAL HIGHLIGHTS
       Stock Funds . . . . . . . . . . . . . . . . . . . . . . . . .    22
       Bond Funds. . . . . . . . . . . . . . . . . . . . . . . . . .    23
   Notes to the Financial Statements . . . . . . . . . . . . . . . .    24 - 26

   Independent Auditor's Report. . . . . . . . . . . . . . . . . . .    27
   Custodian, Transfer Agent, and Auditor. . . . . . . . . . . . . .    28
   Trustees and Officers . . . . . . . . . . . . . . . . . . . . . .    29

-------------------------------------------------------------------------------
OUR MESSAGE TO YOU
-------------------------------------------------------------------------------


                                                  FEBRUARY 22, 1996


DEAR SHAREHOLDER:


CALENDAR YEAR 1995 WAS AN EXTRAORDINARY PERIOD FOR INVESTORS IN THE U.S. STOCK AND BOND MARKETS. THE RISE IN STOCK PRICES WAS THE FOURTH BEST CALENDAR YEAR SINCE WORLD WAR II AND THE THIRD BEST YEAR FOR BONDS. THE RISE WAS FUELED BY FALLING INTEREST RATES, RISING CORPORATE PROFITS, AND A NEW POLITICAL ATMOSPHERE IN WASHINGTON.

THIS POSITIVE PERFORMANCE IS REFLECTED IN THE GROWTH FUND WHICH RETURNED 31.6% FOR 1995, AND THE OPPORTUNITY FUND WHICH RETURNED 25.3%, BOTH OF WHICH ARE ILLUSTRATED ON PAGE 22 OF THIS REPORT.

FALLING INTEREST RATES PUSHED BOND PRICES UPWARD THROUGHOUT 1995, AS REFLECTED IN THE POSITIVE PERFORMANCE OF THE JOHNSON BOND FUNDS. THE FIXED INCOME FUND RETURNED 17.7% AND THE MUNICIPAL INCOME FUND RETURNED 10.9%.

1995 MARKED THE THIRTIETH YEAR THAT JOHNSON INVESTMENT COUNSEL, INC., THE FUNDS' ADVISER, HAS BEEN IN BUSINESS. THANKS AGAIN TO THE MANY SHAREHOLDERS AND CLIENTS WHO HAVE ALLOWED US TO SERVE THEM OVER THE YEARS. WE APPRECIATE YOUR CONTINUED CONFIDENCE IN OUR FIRM AND IN OUR ABILITY TO PROVIDE A QUALITY APPROACH TO LONG-TERM INVESTING.

AS ALWAYS, PLEASE CALL IF YOU HAVE ANY QUESTIONS OR COMMENTS ABOUT THE ENCLOSED REPORT.


                                             SINCERELY,



                                             TIMOTHY E. JOHNSON, PRESIDENT

--------------------------------------------------------------------------------
GROWTH FUND, PERFORMANCE REVIEW                                DECEMBER 31, 1995
--------------------------------------------------------------------------------

                              GROWTH           S&P
                               FUND          500 INDEX
                              -------        ---------
1/4/93                         $10,000        $10,000
3/31/93                        $10,240        $10,438
6/30/93                        $10,240        $10,488
9/30/93                        $10,166        $10,759
12/31/93                       $10,597        $11,009
3/31/94                        $10,246        $10,591
6/30/94                        $10,009        $10,835
9/30/94                        $10,233        $11,155
12/31/94                       $10,150        $11,152
3/31/95                        $10,979        $12,233
6/30/95                        $11,825        $13,400
9/30/95                        $12,488        $14,465
12/31/95                       $13,359        $15,336

* Inception of the Growth Fund was January 4, 1993. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

For periods ending December 31, 1995:

                                     AVERAGE ANNUAL
                                   TOTAL RETURNS (a)         CUMULATIVE
                                 ---------------------      ------------
                                               1/4/93-         1/4/93-    (b)
                         1 Year    1 Year     12/31/95         12/31/95
                         ------    ------     --------         --------
           Growth Fund   31.61%    31.61%      10.17%          33.59%
         S&P 500 Index   37.58%    37.58%      15.38%          53.36%

(a) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends (income) and capital gains (profits from the sale of a stock).
(b)  Inception of the Growth Fund was 1/4/93.


ADVISER'S COMMENTS ON 1995 PERFORMANCE OF THE GROWTH FUND:
The return on the Growth Fund for 1995 was 31.6%, as compared to the Standard & Poors 500 Index return of 37.6%. The Growth Fund returned less than this Index, as did most stock mutual funds.

Two factors impacted the returns for the Growth Fund and all mutual funds in general. One is the necessary presence of money market balances (cash) to provide liquidity to shareholders. The money market balances are particularly dilutive to returns in years such as 1995 when stocks have much higher returns than money market instruments. The second factor is fund expenses and/or fees, which all funds incur annually to operate the fund. The S&P 500 Index does not have any expenses or fees deducted from its returns. As a result, the S&P 500 Index was a difficult benchmark for stock mutual funds to beat in 1995.

The Growth Fund is predominantly invested in quality growth stocks. As concerns about slow growth and possible economic recession increase, the opportunity improves for quality growth stocks to perform better than average. Therefore, we are looking forward to continued attractive returns in 1996.


              GROWTH FUND OBJECTIVE: LONG-TERM CAPITAL GROWTH

--------------------------------------------------------------------------------
OPPORTUNITY FUND, PERFORMANCE REVIEW                           DECEMBER 31, 1995
--------------------------------------------------------------------------------

                             OPPORTUNITY         S&P
                               FUND          MID-CAP INDEX
                             -----------     --------------
5/16/94                        $10,000        $10,000
6/30/94                         $9,980        $10,011
9/30/94                        $10,393        $10,688
12/31/94                       $10,499        $10,411
3/31/95                        $11,094        $11,268
6/30/95                        $12,291        $12,253
9/29/95                        $12,880        $13,447
12/31/95                       $13,152        $13,633

* Inception of the Opportunity Fund was May 16, 1994. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

For periods ending December 31, 1995:

                                     AVERAGE ANNUAL
                                   TOTAL RETURNS (a)         CUMULATIVE
                                 ---------------------      ------------
                                              5/16/94-        5/16/94-    (b)
                         1 Year    1 Year     12/31/95        12/31/95
                         ------    ------     --------        --------
      Opportunity Fund   25.27%    25.27%      18.10%          31.52%
      S&P MidCap Index   30.94%    30.94%      20.68%          36.33%

(a) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends (income) and capital gains (profits from the sale of a stock).
(b)  Inception of the Opportunity Fund was 5/16/94.


ADVISER'S COMMENTS ON 1995 PERFORMANCE OF THE OPPORTUNITY FUND:

The stocks of medium-sized companies (mid-cap) did not perform as well as those of larger companies as evidenced by the standard & Poors Midcap Index lagging behind the return of the broader S&P 500 Index. The Opportunity Fund returned 25.3% in 1995 as compared to the Standard & Poors Midcap Index return of 30.9%. As with the Growth Fund, cash balances and expenses account for most of the difference between the return of the Fund and the Index.

The stocks of medium-sized companies have experienced returns that are less than those of larger companies for the past two calendar years. Many market analysts are of the opinion that this trend is likely to soon reverse in favor of the mid-cap stocks, a trend that would clearly benefit the Opportunity Fund. There generally exists more opportunity for earnings growth in smaller companies. Over time, that higher growth should translate into higher return. Therefore, we remain committed to managing the Opportunity Fund in a way that emphasizes growth in a well diversified portfolio of mid-cap stocks.

           OPPORTUNITY FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION

--------------------------------------------------------------------------------
FIXED INCOME FUND, PERFORMANCE REVIEW                          DECEMBER 31, 1995
--------------------------------------------------------------------------------

                               FIXED             LEHMAN
                              INCOME         INTERMEDIATE G/C
                               FUND              INDEX
                              -------        ----------------
1/4/93                         $10,000        $10,000
3/31/93                        $10,413        $10,353
6/30/93                        $10,694        $10,576
9/30/93                        $11,060        $10,815
12/31/93                       $10,954        $10,833
3/31/94                        $10,580        $10,613
6/30/94                        $10,405        $10,549
9/30/94                        $10,419        $10,638
12/31/94                       $10,392        $10,624
3/31/95                        $10,926        $11,090
6/30/95                        $11,586        $11,644
9/30/95                        $11,774        $11,836
12/31/95                       $12,231        $12,253

* Inception of the Fixed Income Fund was January 4, 1993. The data represented herein and below represents past performance and is not a guarantee of future
performance.   The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

For periods ending December 31, 1995:

                                          AVERAGE ANNUAL
                                        TOTAL RETURNS (a)         CUMULATIVE
                                      ---------------------      ------------
                                                 1/4/93-          1/4/93-  (b)
                             1 Year    1 Year   12/31/95         12/31/95
                             ------    ------   --------         --------
         Fixed Income Fund   17.70%    17.70%     6.97%             22.31%
 Lehman Intermediate Gov't
      Corporate Bond Index   15.33%    15.33%     7.03%             22.53%

(a) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends (income) and capital gains (profits from the sale of a bond).
(b)  Inception of the Fixed Income Fund was 1/4/93.


ADVISER'S COMMENTS ON 1995 PERFORMANCE OF THE FIXED INCOME FUND:

The historic decline in interest rates in 1995 provided the bond market with its best total rate of return since 1985. Falling bond yields raised bond prices and provided investors in the Fund a total rate of return of 17.7%, well in excess of the income rate, and greater than the Lehman Intermediate Government & Corporate Bond Index's return of 15.3%.

The Fund's high quality and diversified approach took advantage of this falling rate environment. By staggering the maturities of the bonds primarily across the three to ten year range, the Fund received the price benefit associated with declining rates while providing investors with a stable income stream. The Fund had a greater emphasis on high quality corporate bonds than the Lehman Index, which boosted returns for the Fund, as corporates had a higher income rate and greater price appreciation during 1995.


          FIXED INCOME FUND OBJECTIVE: INCOME AND CAPITAL PRESERVATION

--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PERFORMANCE REVIEW                      DECEMBER 31, 1995
--------------------------------------------------------------------------------

                             MUNICIPAL        LEHMAN
                              INCOME          5 YR G0
                               FUND            INDEX
                             ----------      ---------
5/16/94                        $10,000        $10,000
6/30/94                        $10,046         $9,877
9/30/94                        $10,133        $10,058
12/31/94                       $10,081        $10,025
3/31/95                        $10,506        $10,501
6/30/95                        $10,713        $10,769
9/30/95                        $10,971        $11,064
12/31/95                       $11,178        $11,266

* Inception of the Municipal Income Fund was May 16, 1994. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

For periods ending December 31, 1995:

                                            AVERAGE ANNUAL
                                          TOTAL RETURNS (a)       CUMULATIVE
                                        ---------------------    ------------
                                                   5/16/94-      5/16/94-  (b)
                                1 Year    1 Year   12/31/95      12/31/95
                                ------    ------   --------      --------
        Municipal Income Fund   10.88%    10.88%    7.05%         11.78%
      Lehman 5 year General
   Obligation Municipal Index   11.64%    11.64%    7.56%         12.66%

(a) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends (income) and capital gains (profits from the sale of a bond).
(b)  Inception of the Municipal Income Fund was 5/16/94.


ADVISER'S COMMENTS ON 1995 PERFORMANCE OF THE MUNICIPAL INCOME FUND:
Falling interest rates were the most significant factor influencing the Municipal Income Fund's total rate of return of 10.9% for 1995, as compared to the Lehman Five Year General Obligation Municipal Index's return of 11.6%. Slower economic activity helped to lower inflationary expectations and resulted in a sharp decline in bond yields for the year. As a result of the decline in yields, municipal bond prices rose during the period, providing investors in the Fund a total rate of return above the income rate.

For the year, the Fund's emphasis on Ohio municipal bonds and its staggered maturity approach were the primary factors affecting its return relative to the Lehman 5 Year GO Municipal Index. The nominal yield for Ohio municipal bonds is generally less than a nationally diversified index due to Ohio's higher average state income tax rates. Emphasizing Ohio bonds resulted in a slightly lower average yield level for the fund during the period as compared to the Lehman Index which is nationally diversified. In addition the maturity concentration of the Index (4 to 6 years) provided a somewhat higher level of both volatility and return than the Fund, which is more broadly diversified.


    MUNICIPAL INCOME FUND OBJECTIVE: TAX-FREE INCOME AND CAPITAL PRESERVATION

--------------------------------------------------------------------------------
GROWTH FUND, PORTFOLIO OF INVESTMENTS                          DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

                                                 Number of Shares   Dollar Value
                                                 ----------------   ------------
AUTO PARTS
  Echlin Incorporated                                   8,500           310,250
                                                                     ----------
    TOTAL AUTO PARTS - 2.0% . . . . . . . . . . . . . . . . . . . . $   310,250

CHEMICALS
  Air Products & Chemicals, Incorporated                5,600           295,400
                                                                     ----------
    TOTAL CHEMICALS - 1.9%  . . . . . . . . . . . . . . . . . . . . $   295,400

COMMUNICATIONS EQUIPMENT
  Motorola, Incorporated                                4,600           262,200
                                                                     ----------
    TOTAL COMMUNICATIONS EQUIPMENT - 1.7% . . . . . . . . . . . . . $   262,200

COMPUTER SYSTEMS
  Hewlett-Packard Company                               7,600           636,500
                                                                     ----------
    TOTAL COMPUTER SYSTEMS - 4.2% . . . . . . . . . . . . . . . . . $   636,500

ELECTRIC UTILITIES
  TECO Energy, Incorporated                            12,000           307,500
                                                                     ----------
    TOTAL ELECTRICAL UTILITIES - 2.0% . . . . . . . . . . . . . . . $   307,500

ELECTRICAL EQUIPMENT
  General Electric Company                              8,700           626,400
  Johnson Controls, Incorporated                        2,600           178,750
                                                                     ----------
    TOTAL ELECTRICAL EQUIPMENT - 5.3% . . . . . . . . . . . . . . . $   805,150

FINANCIAL - INSURANCE
  General RE Corporation                                4,000           620,000
                                                                     ----------
    TOTAL FINANCIAL - Insurance - 4.1%  . . . . . . . . . . . . . . $   620,000

FINANCIAL - REGIONAL BANKS
  Boatmen's Bancshares, Inc.                            6,000           245,250
  Corestates Financial Corporation                      5,700           215,887
  Fifth Third Bancorp                                   5,400           395,550
  Regions Financial Corporation                         3,500           150,500
                                                                     ----------
    TOTAL FINANCIAL - REGIONAL BANKS - 6.6% . . . . . . . . . . . . $ 1,007,187

FOODS AND FOOD RETAILERS
  Albertson's, Inc.                                     9,500           312,313
  Sysco Corporation                                     4,000           130,000
                                                                     ----------
    TOTAL FOODS AND FOOD RETAILERS - 2.9% . . . . . . . . . . . . . $   442,313

HEALTH CARE - DRUGS
  Mylan Laboratories                                   15,500           364,250
  Pfizer, Incorporated                                  5,000           315,000
  Schering-Plough Corporation                          11,720           641,670
                                                                     ----------
    TOTAL HEALTH CARE - DRUGS - 8.7%  . . . . . . . . . . . . . . . $ 1,320,920

HEALTH CARE - SERVICES
  Columbia/HCA Healthcare Corporation                   5,700           289,275
                                                                     ----------
    TOTAL HEALTH CARE - SERVICES - 1.9% . . . . . . . . . . . . . . $   289,275

     The accompanying notes are an integral part of the financial statements.

                                    6

--------------------------------------------------------------------------------
GROWTH FUND, PORTFOLIO OF INVESTMENTS                          DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
                                                 Number of Shares   Dollar Value
                                                 ----------------   ------------
HOUSEHOLD PRODUCTS
  Duracell International, Incorporated                   6,500          336,375
  Procter & Gamble Company                               8,500          705,500
                                                                     ----------
    TOTAL HOUSEHOLD PRODUCTS - 6.9% . . . . . . . . . . . . . . . . $ 1,041,875

INDUSTRIAL SERVICES
  Cintas Corporation                                     3,400          151,300
                                                                     ----------
    TOTAL INDUSTRIAL SERVICES - 1.0%  . . . . . . . . . . . . . . . $   151,300

INFORMATION PROCESSING
  Computer Associates International, Incorporated        5,000          284,375
  EMC Corporation*                                      19,000          292,125
  General Motors Class E (Electronic Data Systems)      13,000          676,000
                                                                     ----------
    TOTAL INFORMATION PROCESSING - 8.2% . . . . . . . . . . . . . . $ 1,252,500

MACHINERY
  Dover Corporation                                      5,000          184,375
                                                                     ----------
    TOTAL MACHINERY - 1.2%  . . . . . . . . . . . . . . . . . . . . $   184,375

MEDIA AND PUBLISHING
  Donnelley (R.R.) & Sons Company                        8,300          326,813
                                                                     ----------
    TOTAL MEDIA AND PUBLISHING - 2.2% . . . . . . . . . . . . . . . $   326,813

METALS - STEEL
  Worthington Industries                                15,000          312,187
                                                                     ----------
    TOTAL METALS - STEEL - 2.1% . . . . . . . . . . . . . . . . . . $   312,187

NATURAL GAS
  Enron Corporation                                      8,200          312,625
  Piedmont Natural Gas Company                           4,600          106,950
                                                                     ----------
    TOTAL NATURAL GAS - 2.8%  . . . . . . . . . . . . . . . . . . . $   419,575

PAPER PRODUCTS
  Mead Corporation                                       4,600          240,350
  Sonoco Products Company                               12,325          323,531
                                                                     ----------
    TOTAL PAPER PRODUCTS - 3.7% . . . . . . . . . . . . . . . . . . $   563,881

PETROLEUM
  Mobil Corporation                                     5,700           638,400
  Royal Dutch Petroleum Company (Netherlands)           4,300           606,838
                                                                     ----------
    TOTAL PETROLEUM COMPANIES - 8.2% . . . . . . . . . . . . . . . .$ 1,245,238

RESTAURANTS
  McDonald's Corporation                               15,000           676,875
                                                                     ----------
    TOTAL RESTAURANTS - 4.5% . . . . . . . . . . . . . . . . . . . .$   676,875

RETAILING
  May Department Stores Company                         6,000           253,500
  Sherwin Williams Company, (The)                       7,800           317,850
  Walgreen Company                                      5,000           149,375
  Wal-Mart Stores, Incorporated                        13,000           290,875
                                                                     ----------
    TOTAL RETAILING - 6.7%  . . . . . . . . . . . . . . . . . . . . $ 1,011,600

* NON-DIVIDEND PAYING SECURITY.

     The accompanying notes are an integral part of the financial statements.

                                    7

--------------------------------------------------------------------------------
GROWTH FUND, PORTFOLIO OF INVESTMENTS                          DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
                                                 Number of Shares   Dollar Value
                                                 ----------------   ------------
TELECOMMUNICATION SERVICES
  AT&T Corporation                                      5,000           323,750
  GTE Corporation                                      14,166           623,304
                                                                     ----------
    TOTAL TELECOMMUNICATION - 6.2%  . . . . . . . . . . . . . . . . $   947,054

TRANSPORTATION
  Burlington Northern, Incorporated                     2,300           179,400
                                                                     ----------
    TOTAL TRANSPORTATION - 1.2% . . . . . . . . . . . . . . . . . . $   179,400

TOTAL COMMON STOCKS - 96.2% . . . . . . . . . . . . . . . . . . . . $14,609,368
  (COMMON STOCK IDENTIFIED COST $11,940,095)

CASH EQUIVALENTS
  Dreyfus U.S. Treasury Prime Money Market                              578,937
                                                                     ----------
    TOTAL CASH EQUIVALENTS - 3.8% . . . . . . . . . . . . . . . . . $   578,937
      (CASH EQUIVALENTS IDENTIFIED COST $578,937)

TOTAL PORTFOLIO VALUE - 100%. . . . . . . . . . . . . . . . . . . . $15,188,305
  (TOTAL PORTFOLIO IDENTIFIED COST $12,519,032)

  Other Assets Less Liabilities . . . . . . . . . . . . . . . . . . $   319,856

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $14,868,449
--------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS                     DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

                                                 NUMBER OF SHARES   DOLLAR VALUE
                                                 ----------------   ------------
AUTO PARTS
  Echlin, Incorporated                                  8,200           299,300
                                                                     ----------
    TOTAL AUTO PARTS - 1.9% . . . . . . . . . . . . . . . . . . . . $   299,300

BEVERAGES
  Whitman Corporation                                  10,000           232,500
                                                                     ----------
    TOTAL BEVERAGES - 1.4%. . . . . . . . . . . . . . . . . . . . . $   232,500

BUILDING MATERIALS
  Medusa Corporation                                   10,000           265,000
                                                                     ----------
    TOTAL BUILDING MATERIALS - 1.7% . . . . . . . . . . . . . . . . $   265,000

CHEMICALS
  Cabot Corporation                                     9,000           484,875
  M.A. Hanna Company                                    9,550           267,400
  Morton International, Incorporated                    7,500           269,063
                                                                     ----------
    TOTAL CHEMICALS - 6.4%. . . . . . . . . . . . . . . . . . . . . $ 1,021,338

COMMUNICATIONS EQUIPMENT
  Cabletron Systems, Incorporated*                      5,500           445,500
  Belden, Incorporated                                 11,500           296,125
                                                                     ----------
    TOTAL COMMUNICATIONS EQUIPMENT - 4.6% . . . . . . . . . . . . . $   741,625

COMPUTER SYSTEMS
  EMC Corporation*                                     25,500           392,062
  Sequent Computer Systems, Incorporated*              13,500           195,750
                                                                     ----------
    TOTAL COMPUTER SYSTEMS - 3.7% . . . . . . . . . . . . . . . . . $   587,812

COSMETICS
  International Flavors and Fragrances, Inc.            2,600           124,800
                                                                     ----------
    TOTAL COSMETICS - 0.8%. . . . . . . . . . . . . . . . . . . . . $   124,800

ELECTRIC UTILITIES
  Illinova Corporation                                 12,000           360,000
  TECO Energy, Incorporated                            17,400           445,875
  Wisconsin Energy Corporation                         13,800           422,625
                                                                     ----------
    TOTAL ELECTRIC UTILITIES - 7.7% . . . . . . . . . . . . . . . . $ 1,228,500

ELECTRONICS - SEMICONDUCTORS
  Silicon Valley Group, Incorporated*                   9,500           239,875
  Xilinx, Incorporated*                                 3,000            91,500
                                                                     ----------
    TOTAL ELECTRONICS - SEMICONDUCTORS - 1.8% . . . . . . . . . . . $   331,375

ENERGY SERVICES
  Smith International, Incorporated*                   14,000           329,000
                                                                     ----------
    TOTAL OIL PRODUCTION - PRODUCTS - 2.1%. . . . . . . . . . . . . $   329,000

FINANCIAL - INSURANCE
  AON Corporation                                       8,000           399,000
  Reliastar Financial Corporation                       7,600           337,250
                                                                     ----------
    TOTAL FINANCIAL - INSURANCE - 4.6%. . . . . . . . . . . . . . . $   736,250

* NON-DIVIDEND PAYING SECURITY.

    The accompanying notes are an integral part of the financial statements.

                                       9


--------------------------------------------------------------------------------
OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS                     DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES   DOLLAR VALUE
                                                 ----------------   ------------
FINANCIAL - REGIONAL BANKS
  Bank of New York Co., Incorporated                    6,500           316,875
  Fifth Third Bancorp                                   3,000           219,750
  First Fidelity Bancorp                                4,400           331,650
  Southtrust Corporation                               13,000           333,125
                                                                     ----------
    TOTAL FINANCIAL - REGIONAL BANKS - 7.5% . . . . . . . . . . . . $ 1,201,400

FINANCIAL - SERVICES
  A. G. Edwards, Incorporated                           7,300           174,288
  Advanta Corporation - Class A                        10,300           393,975
                                                                     ----------
    Total Financial - Services - 3.5% . . . . . . . . . . . . . . . $   568,263

FOODS AND FOOD RETAILERS
  Hannaford Brothers Company                            7,800           192,075
  Hudson Foods, Inc., Class A                          13,000           224,250
                                                                     ----------
    TOTAL FOODS AND FOOD RETAILERS - 2.6% . . . . . . . . . . . . . $   416,325

HEALTH CARE - DRUGS
  Watson Pharmaceutical, Incorporated*                  9,000           441,000
                                                                     ----------
    TOTAL HEALTH CARE - DRUGS - 2.8%. . . . . . . . . . . . . . . . $   441,000

HEALTH CARE - SERVICES
  Cardinal Health, Incorporated                         7,500           410,625
  HBO and Company                                       4,000           306,500
  Healthcare COMPARE Corporation*                       4,500           195,750
                                                                     ----------
    TOTAL HEALTH CARE - SERVICES - 5.7% . . . . . . . . . . . . . . $   912,875

INDUSTRIAL SERVICES
  G & K Services, Inc., Class A                        10,200           260,100
                                                                     ----------
    TOTAL INDUSTRIAL SERVICES - 1.6%. . . . . . . . . . . . . . . . $   260,100

INFORMATION PROCESSING
  Broderbund Software, Incorporated*                    2,000           121,500
  Keane, Incorporated*                                 12,350           273,244
  Sterling Software, Incorporated*                      9,000           561,375
  Sungard Data Systems, Incorporated*                  10,000           285,000
                                                                     ----------
    TOTAL INFORMATION PROCESSING - 7.7% . . . . . . . . . . . . . . $ 1,241,119

MACHINE TOOLS
  Kennametal, Incorporated                             14,000           444,500
                                                                     ----------
    TOTAL MACHINE TOOLS - 2.8%. . . . . . . . . . . . . . . . . . . $   444,500

MEDIA AND PUBLISHING
  Reynolds & Reynolds Company, Class A                 11,000           427,625
                                                                     ----------
    TOTAL MEDIA & PUBLISHING - 2.7% . . . . . . . . . . . . . . . . $   427,625

METALS - STEEL
  Material Sciences Corporation*                       14,000           208,250
                                                                     ----------
    TOTAL METALS - STEEL - 1.3% . . . . . . . . . . . . . . . . . . $   208,250


* NON-DIVIDEND PAYING SECURITY.

    The accompanying notes are an integral part of the financial statements.

                                    10

--------------------------------------------------------------------------------
OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS                     DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES   DOLLAR VALUE
                                                 ----------------   ------------
OIL PRODUCTION AND EXPLORATION
  Vastar Resources, Incorporated                       11,000           349,250
                                                                     ----------
    TOTAL OIL PRODUCTION AND EXPLORATION - 2.2% . . . . . . . . . . $   349,250

RESTAURANTS
  Wendy's International, Incorporated                  21,000           446,250
                                                                     ----------
    TOTAL RESTAURANTS - 2.8%. . . . . . . . . . . . . . . . . . . . $   446,250

RETAILING
  Dillard Department Stores, Inc., Class A              7,000           199,500
  Staples, Incorporated*                               12,000           292,500
                                                                     ----------
    TOTAL RETAIL - 3.1% . . . . . . . . . . . . . . . . . . . . . . $   492,000

TELECOMMUNICATION SERVICES
  Century Telephone Enterprises                        12,500           396,875
  Arch Communications Group*                            5,500           132,000
  U.S. West Media Group*                                6,500           123,500
  Paging Network, Incorporated*                         8,200           199,875
                                                                     ----------
    TOTAL TELECOMMUNICATION SERVICES - 5.3% . . . . . . . . . . . . $   852,250

TRANSPORTATION
  Kansas City Southern Industries                       6,000           274,500
                                                                     ----------
    TOTAL TRANSPORTATION - 1.7% . . . . . . . . . . . . . . . . . . $   274,500

WASTE MANAGEMENT
  Sanifill, Incorporated*                               8,500           283,687
                                                                     ----------
    TOTAL WASTE MANAGEMENT - 1.8% . . . . . . . . . . . . . . . . . $   283,687

TOTAL COMMON STOCKS - 91.8% . . . . . . . . . . . . . . . . . . . . $14,716,894
  (COMMON STOCK IDENTIFIED COST $12,597,750)

CASH EQUIVALENTS
  Dreyfus U.S. Treasury Prime Money Market Fund                       1,307,057
                                                                     ----------
    TOTAL CASH EQUIVALENTS - 8.2% . . . . . . . . . . . . . . . . . $ 1,307,057
      (CASH EQUIVALENTS IDENTIFIED COST $1,307,057)

TOTAL PORTFOLIO VALUE - 100.0%. . . . . . . . . . . . . . . . . . . $16,023,951
  (TOTAL PORTFOLIO IDENTIFIED COST $13,904,807)

  Other Assets Less Liabilities . . . . . . . . . . . . . . . . . . $  (832,879)

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $15,191,072
--------------------------------------------------------------------------------

* NON-DIVIDEND PAYING SECURITY.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FIXED INCOME FUND, PORTFOLIO OF INVESTMENTS                    DECEMBER 31, 1995
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES - BONDS
--------------------------------------------------------------------------------

                                                    FACE VALUE      DOLLAR VALUE
                                                    ----------      ------------
BANK BONDS - MAJOR Regional
  Banc One Corporation, 7.25% Due 8/1/02              200,000      $    213,750
  Comerica Bank Subordinated Debenture,
    10.125% Due 6/1/98                                 25,000            27,375
  Core States Capital, 6.625% Due 3/15/05             200,000           204,250
  NBD Bancorp, 7.25% Due 8/15/04                      275,000           293,219
  PNC Funding Corp. Subordinated Debenture,
    6.875% Due 3/1/03                                 200,000           206,750
  Suntrust Banks Note, 8.375% Due 3/1/96               25,000            25,125
  Wachovia Bank Corporation, 7.0% Due 12/15/99        250,000           260,312
                                                                     ----------
  TOTAL MAJOR REGIONAL BANKS - 7.7% . . . . . . . . . . . . . . . . $ 1,230,781

BANK BONDS - MONEY CENTER
  Bankers Trust Subordinated Debenture,
    7.125% Due 7/31/02                                200,000           208,750
  Republic New York Corporation, 7.25% Due 7/15/02    200,000           213,500
                                                                     ----------
    TOTAL MONEY CENTER BANKS - 2.6% . . . . . . . . . . . . . . . . $   422,250

CAPITAL EQUIPMENT
  G.E. Corporation Medium Term Note
    6.875% Due 12/29/99                               250,000           258,750
  Illinois Tool Works, Inc., 5.875% Due 3/1/00        200,000           199,750
                                                                     ----------
    TOTAL CAPITAL EQUIPMENT COMPANIES - 2.9%. . . . . . . . . . . . $   458,500

CHEMICALS
  Hercules, Incorporated, 6.625% Due 6/1/03           250,000           257,500
                                                                     ----------
    TOTAL CHEMICAL COMPANIES - 1.6% . . . . . . . . . . . . . . . . $   257,500

COMPUTER HARDWARE/SOFTWARE
  International Business Machines Corporation,
    6.375% Due 6/15/00                                200,000           204,750
                                                                     ----------
    TOTAL COMPUTER HARDWARE/SOFTWARE - 1.3% . . . . . . . . . . . . $   204,750

ELECTRIC UTILITIES
  Carolina Power and Light Company,
    6.75% Due 10/1/02                                 250,000           259,375
  Consolidated Edison Corporation,
    6.5% Due 2/1/01                                   200,000           204,750
  Louisville Gas & Electric Company,
    7.5% Due 7/1/02                                    25,000            25,469
  Midwest Power Corporation, 7.00% Due 2/15/05        200,000           211,000
  Pacific Gas & Electric Company, 6.875% Due 12/1/99   40,000            40,450
  Public Service Electric & Gas Company,
    6.5% Due 5/1/04                                   200,000           202,750
  Union Electric Power Co., First Mortgage,
    6.875% Due 8/1/04                                 200,000           210,811
                                                                     ----------
    TOTAL ELECTRIC UTILITIES - 7.2% . . . . . . . . . . . . . . . . $ 1,154,605

ENTERTAINMENT AND LEISURE
  Walt Disney Company, 5.80% Due 10/27/08             150,000           144,562
                                                                     ----------
    TOTAL ENTERTAINMENT AND LEISURE - 0.9%. . . . . . . . . . . . . $   144,562

FINANCIAL - INSURANCE
  Allstate Insurance Company, 5.875% Due 6/15/98      250,000           250,625
                                                                     ----------
    TOTAL FINANCIAL - INSURANCE - 1.6%. . . . . . . . . . . . . . . $   250,625

FINANCIAL - SERVICES
  Associates Corporation, N.A., 6.00% Due 3/15/00     200,000           200,250
  CIT Group Holdings, 8.375% Due 11/01/01             250,000           276,562
  G.E. Capital Corporation Medium Term Note,
    6.59% Due 1/15/98                                  30,000            30,600
  General Motors Acceptance Corp. Medium Term,
    6.1% Due 9/11/97                                  200,000           201,500
  Household Finance Corporation Senior Note,
    6.875% Due 3/01/03                                200,000           208,250

     The accompanying notes are an integral part of the financial statements.

                                    12

--------------------------------------------------------------------------------
FIXED INCOME FUND, PORTFOLIO OF INVESTMENTS                    DECEMBER 31, 1995
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES - BONDS
--------------------------------------------------------------------------------
                                                    FACE VALUE      DOLLAR VALUE
                                                    ----------      ------------
FINANCIAL - SERVICES, CONTINUED
  International Lease Finance Corporation,
    6.5% Due 8/15/99                                  200,000           204,750
                                                                     ----------
    TOTAL FINANCIAL - SERVICES - 7.0% . . . . . . . . . . . . . . . $ 1,121,912

FOOD AND BEVERAGE
  General Mills Incorporated, Medium Term Note,
    8.85% Due 7/19/99                                 200,000           218,750
  Pepsico, Inc. Medium Term Note, 5.463% Due 7/1/98   200,000           199,500
  Sara Lee Corporation, Medium Term Note,
    5.700% Due 7/14/00                                250,000           248,750
                                                                     ----------
    TOTAL FOOD AND BEVERAGE - 4.2%. . . . . . . . . . . . . . . . . $   667,000

FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED)
  Province of Manitoba, Canada, 6.750% Due 3/1/03     200,000           208,750
  Province of Ontario, Canada, 8.000% Due 10/17/01     30,000            33,113
  Province of Ontario, Canada, 7.375% Due 1/27/03     200,000           215,500
                                                                     ----------
    TOTAL FOREIGN GOVERNMENTS - 2.9%  . . . . . . . . . . . . . . . $   457,363

FOREIGN UTILITIES (U.S. DOLLAR DENOMINATED)
  Hydro Quebec Medium Term Note, 6.980% Due 3/01/05   200,000           209,276
                                                                     ----------
    TOTAL FOREIGN UTILITIES - 1.3%. . . . . . . . . . . . . . . . . $   209,276

NATURAL GAS
  Southern California Gas Company, 6.500%
    Due 12/15/97                                      250,000           253,750
                                                                     ----------
    TOTAL NATURAL GAS  - 1.6% . . . . . . . . . . . . . . . . . . . $   253,750

NEWSPAPER/PUBLISHING
  Scripps Howard Corporation, 7.375% Due 12/15/98     225,000           234,563
                                                                     ----------
    TOTAL NEWSPAPER/PUBLISHING - 1.5% . . . . . . . . . . . . . . . $   234,563

PETROLEUM
  Amoco Canada, 7.250% Due 12/1/02                    200,000           215,500
  Dresser Industries, 6.250% Due 6/1/00               250,000           253,750
  Texaco Capital, Incorporated, 6.875% Due 7/15/99    200,000           207,000
                                                                     ----------
    TOTAL PETROLEUM - 4.2%. . . . . . . . . . . . . . . . . . . . . $   676,250

RAILROADS
  CSX Transportation Equipment Trust, 6.070%
    Due 3/15/01                                       200,000           202,750
  Union Pacific Corporation, 6.250% Due 3/15/99       250,000           252,500
                                                                     ----------
    TOTAL RAILROADS - 2.8%  . . . . . . . . . . . . . . . . . . . . $   455,250

RETAIL
  Wal-Mart Stores, Inc., 6.375% Due 3/01/03           200,000           204,250
                                                                     ----------
    TOTAL RETAIL - 1.3% . . . . . . . . . . . . . . . . . . . . . . $   204,250

REAL ESTATE INVESTMENT TRUSTS
  Merry Land & Investment Company, 7.25% Due 6/15/05  200,000           207,250
                                                                     ----------
    TOTAL REAL ESTATE INVESTMENT TRUSTS - 1.3%. . . . . . . . . . . $   207,250

TELECOMMUNICATIONS
  Cincinnati Bell, Inc., 6.240% Due 12/20/03          250,000           252,500
  New York Telephone, 5.875% Due 9/1/03               200,000           197,750
  Pacific Bell Telephone, 7.000% Due 7/15/04          200,000           212,500
  Southwestern Bell Corporation, 6.375% Due 4/1/01    200,000           203,750
                                                                     ----------
    TOTAL TELECOMMUNICATIONS - 5.4% . . . . . . . . . . . . . . . . $   866,500

     The accompanying notes are an integral part of the financial statements.

                                    13

--------------------------------------------------------------------------------
FIXED INCOME FUND, PORTFOLIO OF INVESTMENTS                    DECEMBER 31, 1995
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES - BONDS
--------------------------------------------------------------------------------
                                                    FACE VALUE      DOLLAR VALUE
                                                    ----------      ------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
  Federal Home Loan Mortgage Corporation,
    6.55% Due 1/4/00                                  200,000           206,552
  Federal Home Loan Mortgage Corporation,
    8.155% Due 3/9/05                                 150,000           156,728
  Federal Home Loan Mortgage Corporation,
    7.35% Due 3/22/05                                 300,000           329,514
  Federal Home Loan Mortgage Corporation,
    6.005% Due 12/8/05                                200,000           201,900
  Federal Home Loan Mortgage Corporation,
    CMO Series 1639-PD Average Maturity 1999,
    5.6% due 8/15/06                                  250,000           246,170
  Federal Home Loan Mortgage Corporation,
    CMO Series 1660 Tranche G, 6.25% Due 7/15/07      250,000           251,647
  Federal National Mortgage Association,
    5.05% Due 11/10/98                                250,000           247,692
  Federal National Mortgage Association,
    7.05% Due 12/10/98                                200,000           208,462
  Federal National Mortgage Association,
    6.35% Due 8/10/99                                 210,000           215,611
  Federal National Mortgage Association,
    6.1% Due 2/10/00                                  250,000           254,288
  Federal National Mortgage Association,
    7.5% Due 2/11/02                                  200,000           217,758
  Federal National Mortgage Association,
    7.55% Due 4/22/02                                 200,000           218,538
  Federal National Mortgage Association,
    Medium Term Note 7.800% Due 3/29/05               200,000           213,564
                                                                     ----------
    TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 18.6% . . . $ 2,968,424

UNITED STATES GOVERNMENT OBLIGATIONS
  United States Treasury Note, 7.25% Due 11/30/96     300,000           305,223
  United States Treasury Note, 6.00% Due 11/30/97     500,000           507,155
  United States Treasury Note, 6.00% Due 12/31/97     400,000           406,064
  United States Treasury Note, 4.75% Due 9/30/98      250,000           246,882
  United States Treasury Note, 6.00% Due 10/15/99     100,000           102,362
  United States Treasury Note, 8.5% Due 11/15/00      400,000           452,732
  United States Treasury Note, 7.875% Due 8/15/01     400,000           446,732
  United States Treasury Note, 7.5% Due 11/15/01      400,000           440,848
  United States Treasury Note, 7.875% Due 11/15/04    325,000           376,136
                                                                     ----------
    TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 20.6%. . . . . . . $ 3,284,134

TOTAL FIXED INCOME - BONDS - 98.5%. . . . . . . . . . . . . . . . . $15,729,495
  (FIXED INCOME IDENTIFIED COST $15,316,424)

CASH EQUIVALENTS
  Dreyfus U.S. Treasury Prime Money Market Fund                         235,613
                                                                      ----------
    TOTAL CASH EQUIVALENTS - 1.5% . . . . . . . . . . . . . . . . . $   235,613
      (CASH EQUIVALENTS IDENTIFIED COST  $235,613)

TOTAL PORTFOLIO VALUE - 100.0%. . . . . . . . . . . . . . . . . . . $15,965,108
  (TOTAL PORTFOLIO IDENTIFIED COST $15,552,037)

  Other Assets Less Liabilities . . . . . . . . . . . . . . . . . . $     9,748

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $15,974,856
--------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS                DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES - MUNICIPAL BONDS
--------------------------------------------------------------------------------

                                                                         FACE VALUE      DOLLAR VALUE
                                                                         ----------      ------------
BUILDING AUTHORITY
  Ohio State Building Authority, Administration Building Fund
    Project A, 6.4% Due 10/1/01                                            50,000        $    55,000
  Ohio State Building Authority, Administrative Building Fund
    Projects (MBIA Insured), 5.4% Due 10/1/02                              50,000             52,562
  Ohio State Building Authority, Correctional Facilities, Series A
    Prerefunded 3/1/99 at 102, 7.3% Due 3/1/02                             50,000             55,563
  Ohio State Building Authority, State Correctional Facilities
    Refunding Series 1991 A, 6.5% Due 10/1/01                              50,000             55,063
                                                                                         -----------
      TOTAL BUILDING AUTHORITY - 9.5% . . . . . . . . . . . . . . . . . . . . . . . . .  $   218,188

GENERAL OBLIGATION
  Butler County, Ohio Infrastructure Special Assessment
    General Obligation (AMBAC Insured), 4.9% Due 12/1/98                   50,000             51,125
  Cincinnati, Ohio General Obligation, 5.25% Due 12/1/00                   50,000             52,250
  Cleveland, Ohio General Obligation, (AMBAC Insured), 4.9% Due 9/1/02     50,000             51,375
  Columbus, Ohio General Obligation, 5.1% Due 5/15/00                      50,000             51,812
  Columbus, Ohio Limited Tax General Obligation, 6.75% Due 7/1/96          50,000             50,760
  Delaware County, Ohio General Obligation, 5.25% Due 12/1/06              50,000             51,312
  Lakewood, Ohio General Obligation, 6.75% Due 12/01/97                    50,000             52,500
  Trumbull County, Ohio General Obligation, 5.25% Due 12/1/05              50,000             52,375
                                                                                         -----------
    TOTAL GENERAL OBLIGATION - 18.1%. . . . . . . . . . . . . . . . . . . . . . . . . .  $   413,509

HIGHER EDUCATION
  Ohio State Public Facilities Commission, Higher Education Capital
    Facility, Series 11A (AMBAC Insured), 4.7% Due 6/1/00                  75,000             76,313
  Ohio State Higher Education Facilities, Series 11-B, 5.9% Due 12/1/05    50,000             53,687
  Ohio State Higher Education Facilities, Series A, 6.4% Due 5/01/98       50,000             52,375
  Ohio State Higher Education Facilities, Wittenberg University
    (FGIC Insured), 6.75% Due 6/1/96                                       25,000             25,313
  University of Cincinnati, Ohio General Receipts, 4.65% Due 6/1/98        50,000             50,500
                                                                                         -----------
      TOTAL HIGHER EDUCATION - 11.3%. . . . . . . . . . . . . . . . . . . . . . . . . .  $   258,188

HOSPITAL/HEALTH
  Hamilton County, Ohio Hospital Facility, Children's Hospital
    (FGIC Insured), 5.0% Due 5/15/06                                       50,000             50,000
  Maumee, Ohio Hospital Revenue, St. Lukes Hospital Project
    (AMBAC Insured), 4.9% Due 12/1/99                                      50,000             51,438
  Ohio State Public Facilities Commission Mental Health Facilities,
    Series 11B, 4.25% Due 6/1/97                                           50,000             50,125
  Ohio State Public Facilities Commission Mental Health Facilities,
    Series 11B (FSA Insured), 4.25% Due 6/1/99                             50,000             49,937
                                                                                         -----------
      TOTAL HOSPITAL/HEALTH - 8.8%. . . . . . . . . . . . . . . . . . . . . . . . . . .  $   201,500

     The accompanying notes are an integral part of the financial statements.

                                    15

--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS                DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES - MUNICIPAL BONDS
--------------------------------------------------------------------------------
                                                                         FACE VALUE      DOLLAR VALUE
                                                                         ----------      ------------
SCHOOL DISTRICT
  Centerville, Ohio City School District General Obligation
    (FGIC Insured), 5.1% Due 12/1/03                                       50,000             51,750
  Cincinnati, Ohio School District Revenue Anticipation Notes,
    5.6% Due 6/15/97                                                       50,000             51,000
  Cleveland, Ohio City School District Refunding Series B
    (FGIC Insured), 5.4% Due 6/1/02                                        50,000             52,750
  Cook County, Illinois School District General Obligation
    (AMBAC Insured), 5.2% Due 12/1/01                                      50,000             52,313
  Indian Valley School District, Ohio General Obligation
    (AMBAC Insured), 5.5% Due 12/1/06                                      50,000             52,312
  Olmsted Falls, Ohio City School District General Obligation
    (FGIC Insured), 5.3% Due 12/15/00                                      50,000             52,188
  Southwestern City School District, Ohio, Franklin County and
    Pickaway County, 6.25% Due 12/1/05                                     50,000             54,313
  West Geauga, Ohio Local School District, School Improvement
    General Obligation (AMBAC Insured), 5.45% Due 11/1/04                  50,000             52,875
  Woodridge, Ohio Local School District General Obligation, Summit
    County (AMBAC Insured), 5.45% Due 12/01/04                             50,000             52,875
                                                                                         -----------
      TOTAL SCHOOL DISTRICT - 20.6% . . . . . . . . . . . . . . . . . . . . . . . . . .  $   472,376

UTILITIES
  Weatherford, Texas Utility System Revenue, Series 1994
    (MBIA Insured), 5.1% Due 9/1/03                                        50,000             51,625
                                                                                         -----------
      TOTAL UTILITIES - 2.3%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    51,625

WATER AND SEWER
  Celina, Ohio Wastewater System Mortgage Revenue
    (FGIC Insured), 5.6% Due 11/01/99                                      40,000             42,050
  Cleveland, Ohio Waterworks Revenue First Mortgage,
    Series G (MBIA Insured), 5.25% Due 1/1/04                              50,000             52,063
  Columbus, Ohio  Sewer Revenue, 5.4% Due 6/01/98                          50,000             51,813
  Miamisburg, Ohio Sewer System Refunding (AMBAC Insured),
    4.35% Due 11/15/02                                                     50,000             49,875
  Ohio State Water Development Authority (MBIA Insured),
    5.00% Due 12/1/98                                                      50,000             51,312
  Ohio State Water Development Authority (MBIA Insured),
    5.5% Due 6/01/01                                                       50,000             52,562
  Southwest Ohio Regional Water District Waterworks Revenue
    5.25% Due 12/1/05                                                      50,000             51,437

     The accompanying notes are an integral part of the financial statements.

                                    16


--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS                DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES - MUNICIPAL BONDS
--------------------------------------------------------------------------------
                                                                         FACE VALUE      DOLLAR VALUE
                                                                         ----------      ------------
WATER AND SEWER, CONTINUED
  Warren County, Ohio Water and Sewer Line Extension, Special
    Assessment Bonds, Series 1994, 5.5% Due 12/1/03                        50,000             53,500
                                                                                         -----------
      TOTAL WATER AND SEWER - 17.6% . . . . . . . . . . . . . . . . . . . . . . . . . .  $   404,612

TOTAL FIXED INCOME - MUNICIPAL BONDS - 88.2%. . . . . . . . . . . . . . . . . . . . . .  $ 2,019,998
    (MUNICIPAL BONDS IDENTIFIED COST  $1,955,384)

CASH EQUIVALENTS
  Dreyfus Ohio Municipal Money Market                                                        271,689
                                                                                         -----------
    TOTAL CASH EQUIVALENTS - 11.8%. . . . . . . . . . . . . . . . . . . . . . . . . . .  $   271,689
      (CASH IDENTIFIED COST  $271,689)

TOTAL PORTFOLIO VALUE - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  2,291,687
    (TOTAL PORTFOLIO IDENTIFIED COST $2,227,073)

  Other Assets Less Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     (8,789)

-----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                         $  2,282,898
-----------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                      STOCK FUNDS                     BOND FUNDS
                                             -----------------------------   ----------------------------
                                                                                 FIXED         MUNICIPAL
                                                 GROWTH       OPPORTUNITY        INCOME         INCOME
                                                  FUND           FUND             FUND           FUND
                                             -------------   -------------   -------------   ------------
ASSETS
  Investment Securities                      $  15,188,305   $  16,023,951   $  15,965,108   $  2,291,687
    at Market Value*
  Dividends and Interest Receivable                 29,645          15,639         254,718         16,229
  Receivable for Securities Sold                         0               0               0              0
                                             -------------   -------------   -------------   ------------
    Total Assets. . . . . . . . . . . . . .  $  15,217,950   $  16,039,590   $  16,219,826   $  2,307,916

LIABILITIES:
  Investment Securities Purchased                        0         642,634               0              0
  Dividends Payable                                 44,611          63,156         233,239         22,901
  Capital Gains Payable                            292,144         130,391               0            747
  Accrued Management Fees                           12,746          12,337          11,731          1,370
                                             -------------   -------------   -------------   ------------
    Total Liabilities . . . . . . . . . . .  $     349,501   $     848,518   $     244,970   $     25,018

NET ASSETS. . . . . . . . . . . . . . . . .  $  14,868,449   $  15,191,072   $  15,974,856   $  2,282,898


NET ASSETS CONSIST OF:
  Paid in Capital (see note #7)                 12,199,176      13,071,928      15,585,325      2,218,275
  Undistributed Net
    Investment Income                                    0               0              12              9
  Undistributed Net Realized Gain
    (Loss) from Security Transactions                    0               0         (23,552)             0
  Net Unrealized Gain (Loss)
    on Investments. . . . . . . . . . . . .      2,669,273       2,119,144         413,071         64,614
                                             -------------   -------------   -------------   ------------

NET ASSETS. . . . . . . . . . . . . . . . . $   14,868,449   $  15,191,072   $  15,974,856   $  2,282,898

Shares Outstanding. . . . . . . . . . . . .        788,539         782,098       1,008,495        145,595

OFFERING, REDEMPTION AND
NET ASSET VALUE PER SHARE . . . . . . . . . $        18.86   $       19.42   $       15.84   $      15.68


*IDENTIFIED COST. . . . . . . . . . . . . . $   12,519,032   $  13,904,807   $  15,552,037   $  2,227,073

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                            JANUARY 1 - DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                      STOCK FUNDS                     BOND FUNDS
                                             -----------------------------   ----------------------------
                                                                                 FIXED         MUNICIPAL
                                                 GROWTH       OPPORTUNITY        INCOME         INCOME
                                                  FUND           FUND             FUND           FUND
                                             -------------   -------------   -------------   ------------
                                               YR. ENDED       YR. ENDED       YR. ENDED       YR. ENDED
                                               12/31/95        12/31/95        12/31/95        12/31/95
                                             -------------   -------------   -------------   ------------
INVESTMENT INCOME:
  Interest                                    $     32,691    $     38,645    $    948,886    $    96,391
  Dividends                                        266,113         130,738               0              0
                                              ------------    ------------    ------------    -----------
    Total Investment Income . . . . . . . . . $    298,804    $    169,383    $    948,886    $    96,391

EXPENSES:
  Gross Management Fee                             161,178         138,095         171,937         22,310
  Management Fee Waiver
    (See accompanying note #3)                     (37,195)        (31,868)        (44,853)        (8,982)
                                              ------------    ------------    ------------    -----------
    Total Expenses. . . . . . . . . . . . . . $    123,983    $    106,227    $    127,084    $    13,328

Net Investment Income . . . . . . . . . . . . $    174,821    $     63,156    $    821,802    $    83,063

REALIZED AND UNREALIZED GAINS (LOSSES):
  Net Realized Gain (Loss) from
    Security Transactions                          295,444         136,269         (23,420)           747
  Net Unrealized Gain (Loss)
    on Investments                               2,869,051       2,030,849       1,598,182        108,108
                                              ------------    ------------    ------------    -----------
                                              ------------    ------------    ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS. . . . . . . . $  3,164,495    $  2,167,118    $  1,574,762    $   108,855

NET INCREASE IN ASSETS
  FROM OPERATIONS . . . . . . . . . . . . . . $  3,339,316    $  2,230,274    $  2,396,564    $   191,918


     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    STOCK FUNDS
                                             ------------------------------------------------------------
                                                    GROWTH FUND                    OPPORTUNITY FUND
                                             -----------------------------   ----------------------------
                                               YR. ENDED       YR. ENDED       YR. ENDED       5/16/94-
                                               12/31/95        12/31/94        12/31/95        12/31/94
                                             -------------   -------------   -------------   ------------
OPERATIONS:
  Net Investment Income                      $     174,821         137,013   $      63,156         19,449
  Net Realized Gain (Loss)
    from Security Transactions                     295,444           2,717         136,269         (5,878)
  Net Unrealized Gain (Loss)
    on Investments                               2,869,051        (477,270)      2,030,849         88,296
                                             -------------   -------------   -------------   ------------
  NET INCREASE (DECREASE) IN
    ASSETS FROM OPERATIONS . . . . . . . . . $   3,339,316        (337,540)  $   2,230,274        101,867

DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income                           (174,821)       (137,013)        (63,156)       (19,449)
  Net Realized Gain from
    Security Transactions                         (292,144)              0        (130,391)             0
                                             -------------   -------------   -------------   ------------
    Net Decrease in Assets
      from Distributions . . . . . . . . . . $    (466,965)       (137,013)  $    (193,547)       (19,449)

CAPITAL SHARE TRANSACTIONS:
  Proceeds From Sale of Shares                   3,181,606       3,480,182       7,202,770      6,170,716
  Net Asset Value of Shares Issued on
    Reinvestment of Dividends                      158,353         107,678           4,955              0
  Cost of Shares Redeemed                         (648,025)       (387,509)       (341,113)       (15,401)
                                             -------------   -------------   -------------   ------------
    NET INCREASE IN ASSETS FROM
      CAPITAL SHARE TRANSACTIONS . . . . . . $   2,691,934       3,200,351   $   6,866,612      6,155,315

NET INCREASE IN NET ASSETS . . . . . . . . . $   5,564,285       2,725,798   $   8,903,339      6,237,733

Net Assets at Beginning of Period. . . . . . $   9,304,164       6,578,366   $   6,287,733         50,000

NET ASSETS AT END OF PERIOD. . . . . . . . . $  14,868,449      9,304,164    $  15,191,072      6,287,733

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      BOND FUNDS
                                             ------------------------------------------------------------
                                                   FIXED INCOME FUND            MUNICIPAL INCOME FUND
                                             -----------------------------   ----------------------------
                                               YR. ENDED       YR. ENDED       YR. ENDED       5/16/94-
                                               12/31/95        12/31/94        12/31/95        12/31/94
                                             -------------   -------------   -------------   ------------
OPERATIONS:
  Net Investment Income                      $     821,802   $    647,660    $      83,063   $     37,222
  Net Realized Gain (Loss)
    from Security Transactions                     (23,420)          (151)             747              0
  Net Unrealized Gain (Loss)
    on Investments                               1,598,182     (1,253,516)         108,108        (43,494)
                                             -------------   -------------   -------------   ------------
  NET INCREASE (DECREASE) IN
    ASSETS FROM OPERATIONS . . . . . . . . . $   2,396,564   $    (606,007)  $     191,918   $     (6,272)


DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income                            821,790        (647,659)        (83,054)       (37,222)
  Net Realized Gain from
    Security Transactions                                0               0            (747)             0
                                             -------------   -------------   -------------   ------------
    Net Decrease in Assets
      from Distributions . . . . . . . . . . $    (821,790)  $    (647,659)  $     (83,801)  $    (37,222)

CAPITAL SHARE TRANSACTIONS:
  Proceeds From Sale of Shares                   3,632,971       4,450,109         797,695      1,492,059
  Net Asset Value of Shares Issued on
    Reinvestment of Dividends/Gains                687,058         549,819          65,076         18,630
  Cost of Shares Redeemed                       (2,376,556)     (1,366,283)       (180,347)       (24,838)
                                             -------------   -------------   -------------   ------------
    NET INCREASE IN ASSETS FROM
      CAPITAL SHARE TRANSACTIONS . . . . . . $   1,943,473   $   3,633,645   $     682,424   $  1,485,851


NET INCREASE IN NET ASSETS . . . . . . . . . $   3,518,247   $   2,379,979   $     790,541   $  1,442,357

Net Assets at Beginning of Period. . . . . . $  12,456,609   $  10,076,630   $   1,492,357   $     50,000

NET ASSETS AT END OF PERIOD. . . . . . . . . $  15,974,856   $  12,456,609   $   2,282,898   $  1,492,357

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                       STOCK FUNDS
                                                  -------------------------------------------------
                                                        GROWTH FUND                   OPPORTUNITY FUND
                                             ---------------------------------      --------------------
                                              YEAR        YEAR        YEAR           YEAR
                                              ENDED       ENDED       ENDED          ENDED      5/16/94-
                                             12/31/95    12/31/94    12/31/93       12/31/95    12/31/94
                                             ---------   ---------   ---------      ---------   --------
Net Asset Value
  Beginning of Period                        $   14.81   $   15.71   $   15.00      $   15.70   $  15.00

OPERATIONS:
  Net Investment Income                           0.24        0.24        0.18           0.08       0.05
  Net Gains on Securities
    (Realized & Unrealized)                       4.42       (0.90)       0.71           3.89       0.70
                                             ---------    --------   ---------      ---------   --------
      Total Operations . . . . . . . . . . . $    4.66    $  (0.66)  $    0.89      $    3.97   $   0.75

DISTRIBUTIONS:
  Dividends from Net
    Investment Income                            (0.24)      (0.24)      (0.18)         (0.08)     (0.05)
  Distributions from Net
    Realized Capital Gains                       (0.37)       0.00        0.00          (0.17)      0.00
                                             ---------    --------   ---------      ---------   --------
      TOTAL DISTRIBUTIONS . . . . . . . . . . $  (0.61)   $  (0.24)  $   (0.18)     $   (0.25)  $  (0.05)

NET ASSET VALUE
  End of Period . . . . . . . . . . . . . . . $  18.86    $  14.81   $   15.71      $   19.42   $  15.70

TOTAL RETURN. . . . . . . . . . . . . . . . .    31.61%      (4.22%)      5.93%         25.27%      4.99%

Net Assets - End of Period
  (Millions). . . . . . . . . . . . . . . . . $  14.87    $   9.30   $    6.58  $       15.19   $   6.29

RATIOS AFTER FEE WAIVERS: (1)
  Ratio of Expenses to
    Average Net Assets (2). . . . . . . . . .     1.00%       1.00%       1.00%          1.00%      1.00%
  Ratio of Net Income to
    Average Net Assets. . . . . . . . . . . .     1.42%       1.65%       1.38%          0.59%      1.01%

Portfolio Turnover Rate . . . . . . . . . . .    52.91%      30.38%      23.57%         62.15%     58.73%

--------------------------------------------------------------------------------

(1) The Adviser intends fee waivers of 0.30% to be permanent, although the Adviser retains the right to remove the waivers after 12/31/96. As of 12/31/95, assuming no waiver of management fee expenses, the ratios would have been: (See note #3.)

                                               Growth       Opportunity
                                               ------       -----------
          Expenses to Average Net Assets       1.30%           1.30%
          Net income to Average Net Assets     1.12%           0.29%

(2) Both stock funds' daily expense ratio is 1.0% annually.

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                       BOND FUNDS
                                                  -------------------------------------------------
                                                     FIXED INCOME FUND             MUNICIPAL INCOME FUND
                                             ---------------------------------     ----------------------
                                              YEAR        YEAR        YEAR           YEAR
                                              ENDED       ENDED       ENDED          ENDED       5/16/94-
                                             12/31/95    12/31/94    12/31/93       12/31/95    12/31/94
                                             ---------   ---------   ---------      ---------   --------
Net Asset Value
  Beginning of Period                        $   14.20   $   15.80   $   15.00      $   14.73   $  15.00

OPERATIONS:
  Net Investment Income                           0.83        0.80        0.60           0.63       0.39
  Net Gains on Securities
    (Realized & Unrealized)                       1.64       (1.60)       0.83           0.96      (0.27)
                                             ---------    --------   ---------      ---------   --------
      TOTAL OPERATIONS . . . . . . . . . . . $    2.47    $  (0.80)  $    1.43      $    1.59   $   0.12


DISTRIBUTIONS:
  Dividends from Net
    Investment Income                            (0.83)      (0.80)      (0.60)         (0.63)     (0.39)
  Distributions from Net
    Realized Capital Gains                        0.00        0.00       (0.03)         (0.01)      0.00
                                             ---------    --------   ---------      ---------   --------
      TOTAL DISTRIBUTIONS . . . . . . . . . .$    0.83    $  (0.80)  $   (0.63)     $   (0.64)  $  (0.39)

Net Asset Value
  End of Period . . . . . . . . . . . . . . .$   15.84    $  14.20   $   15.80      $   15.68   $  14.73

TOTAL RETURN. . . . . . . . . . . . . . . . .    17.70%      (5.14%)      9.51%         10.88%      0.81%

Net Assets - End of Period
  (Millions). . . . . . . . . . . . . . . . .$   15.97    $  12.46   $   10.08      $    2.28    $  1.49

RATIOS AFTER FEE WAIVERS: (1)
  Ratio of Expenses to
    Average Net Assets (2). . . . . . . . . .     0.85%       0.85%       0.85%          0.68%(3)   0.01%(3)
  Ratio of Net Income to
    Average Net Assets. . . . . . . . . . . .     5.54%       5.53%       5.08%          4.28%      5.46%

Portfolio Turnover Rate . . . . . . . . . . .     4.95%       0.04%      10.14%          7.81%      0.00%



--------------------------------------------------------------------------------

(1) The Adviser intends fee waivers of 0.30% to be permanent, although the Adviser retains the right to remove the waivers after 12/31/96. As of 12/31/95, assuming no waiver of management fee expenses, the ratios would have been: (See note #3.)

                                               Fixed        Municipal
                                               -----       ---------
          Expenses to Average Net Assets       1.15%           1.15%
          Net income to Average Net Assets     5.24%           3.81%

(2) The Fixed Income Fund's daily expense ratio is 0.85% annually. The Municipal Income Fund's daily expense ratio is 0.75% annually.
(3) The Adviser waived 1.14% of the fee on the Municipal Income Fund in 1994, and 0.47% of the fee through December 31, 1995.

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS                              DECEMBER 31, 1995
--------------------------------------------------------------------------------


     1)   ORGANIZATION:
     The Growth Fund, Fixed Income Fund, Opportunity Fund and Municipal Income Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994.

     2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
     SECURITY VALUATION AND TRANSACTIONS:
     The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Standard Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.

     Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis.

     INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT
     SECURITIES:
     Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

     INCOME TAXES:
     It is the Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains.

3)   INVESTMENT ADVISORY AGREEMENT:
     The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund and Opportunity Fund pay the Adviser a management fee at the annual rate of 1.00% of the Funds' average daily net assets, which is accrued daily and paid monthly. The Fixed Income Fund pays the Adviser a management fee at the annual rate of 0.85% of the Fund's average daily net assets, and the Municipal Income Fund pays the Adviser a management fee at the annual rate of 0.75% of the Fund's average daily net assets, both of which are accrued daily and paid monthly. The Adviser has received management fees for the period January 1 - December 31, 1995 as follows:

          Growth Fund         $123,983    Fixed Income Fund           $127,084
          Opportunity Fund    $106,227    Municipal Income Fund       $ 13,328

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS,CONTINUED                    DECEMBER 31, 1995
--------------------------------------------------------------------------------

     3)   INVESTMENT ADVISORY AGREEMENT (CONTINUED):
     The Adviser is authorized to charge the Growth Fund and Opportunity Fund a management fee of 1.30%, and the Fixed Income Fund and Municipal Income Fund a management fee of 1.15%, of the average daily net assets of the Funds, respectively, and has waived 0.30% of these fees, INTENDING THESE FEE WAIVERS TO BE PERMANENT, although the Adviser has the right to remove these fee waivers anytime after December 31, 1996. Along with the above described waiver, the Adviser waived additional fees on the Municipal Income Fund during the period January 1, through December 31, 1995.

     4)   RELATED PARTY TRANSACTIONS:
     All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. Each outside trustee has received compensation during the 12 months ended December 31, 1995, of $3,000 for his responsibilities as trustee and has received no additional compensation.

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1995, Johnson Investment Counsel, Inc. and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Growth Fund and the Fixed Income Fund. As of December 31, 1995, the Adviser had discretion on over 25% of the Opportunity Fund, and Timothy E. Johnson and Janet L. Johnson jointly owned more than 25% of the Municipal Income Fund.

     5)   CAPITAL SHARE TRANSACTIONS:
     As of December 31, 1995, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

          SHARE TRANSACTIONS FOR THE PERIOD JANUARY 1 - DECEMBER 31, 1995:

                                                                                     FIXED       MUNICIPAL
                                                      GROWTH        OPPORTUNITY     INCOME        INCOME
                                                       FUND            FUND          FUND          FUND
                                                    ----------      -----------   ----------     ----------
          Shares Sold to Investors                     186,570         400,816       237,622        51,750
          Shares Issued on Reinvestment Dividends        9,629             316        45,865         4,285
                                                    ----------      ----------    ----------    ----------
          Subtotal                                     196,199         401,132       283,487        56,035
          Shares Redeemed                             (35,685)        (19,625)     (152,299)      (11,720)
                                                    ----------      ----------    ----------    ----------
          Net Increase                                 160,514         381,507       131,188        44,315
          SHARES OUTSTANDING:
          December 31, 1994 (beginning of period)      628,025         400,591       877,307       101,280
          DECEMBER 31, 1995 (END OF PERIOD)            788,539         782,098     1,008,495       145,595


     6)   PURCHASES AND SALES OF SECURITIES:
     During the 12 months ended December 31, 1995:
     GROWTH FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $9,556,067 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $6,537,993. There were no purchases or sales of U.S. Government obligations in the Fund.

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED                   DECEMBER 31, 1995
--------------------------------------------------------------------------------

     6)   PURCHASES AND SALES OF SECURITIES, CONTINUED:
     During the 12 months ended December 31, 1995:
     OPPORTUNITY FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $13,755,521 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $6,736,652. There were no purchases or sales of U.S. Government obligations in the Fund.

     FIXED INCOME FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $417,168 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $187,416. Purchases of U.S. Government obligations aggregated $2,062,346 and sales of U.S. Government obligations aggregated $540,031.

     MUNICIPAL INCOME FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $626,749 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $150,878. There were no purchases or sales of U.S. Government obligations in the Fund.

     7)   SECURITY TRANSACTIONS:
     For Federal income tax purposes, the cost of investments owned on December 31, 1995 was the same as identified cost. As of December 31, 1995 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                                                       NET
                                                                  APPRECIATION
          FUND                APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
          ----                ------------     ------------       ------------
          Growth              $ 2,831,568       ($162,295)         $ 2,669,273
          Opportunity         $ 2,522,511       ($403,367)         $ 2,119,144
          Fixed Income        $   430,936       ($ 17,865)         $   413,071
          Municipal Income    $    64,739       ($    125)         $    64,614

     8)   FINANCIAL INSTRUMENTS DISCLOSURE:
     There are no reportable financial instruments that have any off balance sheet risk as of December 31, 1995.

MCCURDY AND ASSOCIATES CPA'S, INC.
27955 CLEMENS ROAD
WESTLAKE, OHIO  44145


                          INDEPENDENT AUDITOR'S REPORT


To The Shareholders and Board of Trustees
Johnson Mutual Funds Trust

     We have audited the statements of assets and liabilities including the portfolios of investments, of the Johnson Mutual Funds Trust (comprising, respectively, the Growth Fund, the Fixed Income Fund, the Municipal Income Fund, and the Opportunity Fund) as of December 31, 1995, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers (and the application of alternative auditing procedures where confirmations from brokers were not received). An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects. the financial position of each of the respective portfolios constituting the Johnson Mutual Funds Trust as of December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in conformity with generally accepted accounting principles.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
January 17, 1996

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------


                               The Provident Bank
                Three East Fourth Street, Cincinnati, Ohio 45202
                                 (513) 579-2784
                                 (800) 424-2295




--------------------------------------------------------------------------------
AUDITORS
--------------------------------------------------------------------------------


                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


                 Timothy E. Johnson     Trustee, President
                      John W. Craig     Trustee
                  Ronald H. McSwain     Trustee
                   Kenneth S. Shull     Trustee

                     Dale H. Coates     Vice President
                  Richard T. Miller     Vice President
              Dianna J. Rosenberger     CFO, Treasurer
                   David C. Tedford     Secretary


--------------------------------------------------------------------------------

                           JOHNSON MUTUAL FUNDS TRUST
                   5556 CHEVIOT ROAD, CINCINNATI, OHIO  45247
                          (513) 385-4001 (800) 541-0170


--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

                        JOHNSON INVESTMENT COUNSEL, INC.
                   5556 CHEVIOT ROAD, CINCINNATI, OHIO  45247


/ / Johnson Investment Counsel, Inc. is a Cincinnati-based investment advisory firm that has been in business since 1965, managing stock, bond and balanced portfolios for individuals, corporations, trusts, endowments, foundations, and retirement funds.

/ / Johnson Investment Counsel, Inc. currently employs 35 individuals, including a professional staff of 14, 7 of whom have earned the Chartered Financial Analyst designation (CFA), 7 professionals with graduate degrees, and a Certified Public Accountant.

/ / The firm is registered with the Securities and Exchange Commission as an independent fee-based investment adviser.

/ / The Adviser adheres to the long-term quality growth approach to stock and bond investing, to enhance portfolio returns as well as preserve capital.


This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust's prospectus, which illustrates each Fund's objectives, management fees, and other information that may be helpful in making an investment decision.